Inventories (Tables)	6 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31, 2015	June 30, 2015
	(Unaudited)	(Audited)

Finished goods	$4,476,068	$6,213,300
Raw materials	6,485,974	3,538,296

	$10,962,042	$9,751,596